TRADE RECEIVABLES	12 Months Ended
Dec. 31, 2022
Trade Receivables
TRADE RECEIVABLES

20.	TRADE RECEIVABLES

	2022	2021
Trade receivables	5,737.5	5,304.7
Bad debt provision	(679.1)	(668.3)
Net, trade receivables	5,058.4	4,636.4
Related parties (Note 31)	290.7	155.2
Total current trade receivables	5,349.1	4,791.6

The details of the aging of the Company’s current trade receivables, net of impairment losses, are as follows:

	Net carrying amount as of December 31,	No past due	Past due – within 30 days	Past due – between 31 - 60 days	Past due – between 61 - 90 days	Past due – between 91 - 180 days	Past due – between 181 - 360 days	Past due over 360 days
Trade receivables	5,737.5	4,573.0	343.8	100.5	49.4	19.3	40.2	611.3
Bad debt provision	(679.1)	-	-	(0.3)	(10.8)	(16.5)	(40.2)	(611.3)
2022	5,058.4	4,573.0	343.8	100.2	38.6	2.8	-	-

Trade receivables	5,304.7	4,201.9	358.2	52.1	31.5	21.6	33.8	605.6
Bad debt provision	(668.3)	(10.4)	-	-	(2.3)	(16.2)	(33.8)	(605.6)
2021	4,636.4	4,191.5	358.2	52.1	29.2	5.4	-	-

The changes in bad debt provision, are as follows:

At December 31, 2020	(676.5)
Effects of movements in foreign exchange in the balance sheet	(5.2)
Provisions	(32.4)
Reversals	21.7
Write-off	24.1
At December 31, 2021	(668.3)
Effects of movements in foreign exchange in the balance sheet	14.0
Provisions	(47.0)
Reversals	1.7
Write-off	20.5
At December 31, 2022	(679.1)

The Company’s exposure to credit risks, currency and interest rate risks is disclosed in Note 28 - Financial instruments and risks.